Quarterly Report
July 31, 2024
MFS®  Multimarket
Income Trust
MMT-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 129.5%
Aerospace & Defense – 3.1%
Boeing Co., 6.298%, 5/01/2029 (n)		$543,000	$561,673
Boeing Co., 6.388%, 5/01/2031 (n)		171,000	178,536
Boeing Co., 5.805%, 5/01/2050		708,000	659,757
Bombardier, Inc., 7.5%, 2/01/2029 (n)		430,000	448,983
Bombardier, Inc., 8.75%, 11/15/2030 (n)		185,000	200,482
Bombardier, Inc., 7.25%, 7/01/2031 (n)		252,000	259,424
Bombardier, Inc., 7%, 6/01/2032 (n)		358,000	366,043
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		405,000	402,577
Moog, Inc., 4.25%, 12/15/2027 (n)		749,000	716,948
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		809,000	901,627
Thales S.A., 4.25%, 10/18/2031	EUR	300,000	342,219
TransDigm, Inc., 5.5%, 11/15/2027		$613,000	605,308
TransDigm, Inc., 6.75%, 8/15/2028 (n)		537,000	547,322
TransDigm, Inc., 4.625%, 1/15/2029		554,000	523,917
TransDigm, Inc., 6.375%, 3/01/2029 (n)		302,000	307,617
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,325,000	1,362,578
Triumph Group, Inc., 9%, 3/15/2028 (n)		255,000	268,589
			$8,653,600
Airlines – 0.7%
Air Canada, 3.875%, 8/15/2026 (n)		$842,000	$809,867
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		776,116	758,424
easyJet PLC, 3.75%, 3/20/2031	EUR	270,000	291,453
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11%, 4/15/2029 (n)		$209,550	199,806
			$2,059,550
Apparel Manufacturers – 0.1%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)		$303,000	$258,326
Asset-Backed & Securitized – 3.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)		$3,689,758	$166,231
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	320,000	422,463
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		$88,340	88,273
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		100,000	98,602
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.337% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	556,111
AREIT 2022-CRE6 Trust, “D”, FLR, 8.192% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	122,458
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		100,000	100,593
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.061% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		280,708	457,812
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.61%, 4/15/2053 (i)		978,424	54,989
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.277%, 7/15/2054 (i)		979,475	60,873
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.597%, 2/15/2054 (i)		6,471,966	499,877
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.262%, 2/15/2054 (i)		4,013,747	225,414
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.142%, 3/15/2054 (i)		2,035,406	101,039
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.883%, 6/15/2054 (i)		7,092,088	287,846
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.255%, 7/15/2054 (i)		7,078,598	401,772
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.639%, 7/15/2055 (i)		8,711,547	388,195
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	97,959
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		44,919	42,750
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		96,547	98,278
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		143,176	140,485
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	84,735
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		151,209	151,895
Colt Fund LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)		133,760	133,723
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.769%, 4/15/2054 (i)		3,602,297	129,325
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,586,320	46
ELM Trust, 2024-ELM, “D10”, 6.625%, 6/10/2039 (n)		100,000	101,135

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		$101,000	$101,267
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		169,941	171,539
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		464,500	455,512
MF1 2021-FL5 Ltd., “C”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		401,500	395,724
MF1 2021-FL5 Ltd., “D”, FLR, 7.949% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		745,000	722,973
MF1 2021-FL6 Ltd., “B”, FLR, 7.098% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,000,000	974,815
MF1 2024-FL14 LLC, “A”, FLR, 7.078% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		200,000	199,934
MF1 2024-FL14 LLC, “AS”, FLR, 7.581% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	99,968
MF1 2024-FL14 LLC, “B”, FLR, 8.03% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		328,594	328,477
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.285%, 5/15/2054 (i)		1,812,673	104,617
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.201%, 6/15/2054 (i)		2,722,977	140,190
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		239,000	241,038
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		56,000	56,204
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)		138,860	139,913
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		108,593	109,139
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		90,371	90,806
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	260,000	330,823
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.299% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		$340,000	325,326
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)		150,440	152,081
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.511%, 4/15/2054 (i)		2,284,900	161,915
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.517%, 8/15/2054 (i)		1,937,785	138,491
			$10,453,631
Automotive – 2.0%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$506,000	$450,362
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		583,000	587,353
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		271,000	275,964
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		356,000	355,156
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		566,000	495,896
Ferrari N.V., 3.625%, 5/21/2030	EUR	740,000	815,819
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$281,000	288,606
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		400,000	404,093
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)		442,000	449,432
Hyundai Capital America, 6.375%, 4/08/2030 (n)		267,000	284,029
LKQ Corp., 6.25%, 6/15/2033		225,000	233,304
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		449,000	385,668
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	260,000	283,467
Volkswagen Leasing GmbH, 4%, 4/11/2031		410,000	450,799
			$5,759,948
Broadcasting – 1.0%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)		$206,000	$203,561
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		600,000	621,284
Discovery Communications LLC, 4.125%, 5/15/2029		182,000	168,885
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		517,000	487,486
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	272,259
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	1,029,709
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$157,000	136,189
			$2,919,373
Brokerage & Asset Managers – 1.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$622,000	$635,086
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		533,000	568,280
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		243,000	229,771
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		216,000	228,754
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		323,000	301,443
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	178,004
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	452,491
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,009,000	950,863

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		$347,000	$320,102
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		200,000	203,724
			$4,068,518
Building – 3.1%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$586,000	$530,341
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		102,000	98,482
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		419,000	345,261
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		152,000	152,190
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	310,000	346,994
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$610,000	546,668
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		813,000	767,463
Heidelberg Materials AG, 3.95%, 7/19/2034	EUR	470,000	514,965
Knife River Corp., 7.75%, 5/01/2031 (n)		$507,000	531,946
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		255,000	225,300
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		152,000	154,219
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		633,000	591,283
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		627,000	602,162
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		218,000	222,977
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		690,000	693,019
SRM Concrete, 8.875%, 11/15/2031 (n)		548,000	590,554
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)(w)		254,000	254,462
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		338,000	323,823
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		794,000	723,334
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		584,000	578,160
			$8,793,603
Business Services – 1.0%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	420,000	$434,356
Fiserv, Inc., 4.4%, 7/01/2049		$508,000	425,676
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		492,000	480,416
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		483,000	473,227
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		168,000	162,012
Mastercard, Inc., 3.85%, 3/26/2050		270,000	219,638
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	694,091
			$2,889,416
Cable TV – 4.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$683,000	$525,132
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		529,000	513,799
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,754,000	1,570,274
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,032,000	903,559
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		476,000	376,034
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		461,000	471,256
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		147,000	111,028
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	555,724
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		800,000	322,689
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	173,090
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		227,000	227,319
DISH DBS Corp., 7.75%, 7/01/2026		348,000	223,845
DISH DBS Corp., 5.25%, 12/01/2026 (n)		434,000	361,252
DISH DBS Corp., 5.125%, 6/01/2029		316,000	132,329
DISH Network Corp., 11.75%, 11/15/2027 (n)		229,000	229,213
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	667,271
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	440,000	453,571
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		$651,000	622,282
Videotron Ltd., 3.625%, 6/15/2029 (n)		505,000	469,569
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		715,000	602,557

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		$769,000	$720,429
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,420,000	1,253,913
			$11,486,135
Chemicals – 1.6%
Chemours Co., 4.625%, 11/15/2029 (n)		$735,000	$643,771
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		395,000	315,695
DSM B.V., 3.625%, 7/02/2034	EUR	210,000	230,650
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		$793,000	734,576
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		599,000	573,168
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		696,000	656,121
SNF Group SACA, 3.375%, 3/15/2030 (n)		909,000	782,123
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		444,000	467,313
			$4,403,417
Computer Software – 0.5%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)(w)		$102,000	$104,173
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		446,000	423,234
Microsoft Corp., 2.525%, 6/01/2050		529,000	343,880
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		420,000	411,335
Oracle Corp., 4%, 7/15/2046		319,000	251,178
			$1,533,800
Computer Software - Systems – 0.6%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$283,000	$264,551
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		175,000	173,304
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,081,000	1,070,828
Virtusa Corp., 7.125%, 12/15/2028 (n)		331,000	313,703
			$1,822,386
Conglomerates – 2.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$510,000	$485,246
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		923,000	870,359
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		543,000	589,786
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		954,000	971,910
Gates Corp., 6.875%, 7/01/2029 (n)		305,000	310,570
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		358,000	344,882
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		591,000	553,292
nVent Finance S.à r.l., 5.65%, 5/15/2033		404,000	411,727
Regal Rexnord Corp., 6.05%, 4/15/2028		667,000	683,511
Regal Rexnord Corp., 6.3%, 2/15/2030		175,000	182,521
TriMas Corp., 4.125%, 4/15/2029 (n)		1,141,000	1,053,603
Veralto Corp., 4.15%, 9/19/2031	EUR	273,000	305,860
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$234,000	232,707
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		215,000	221,180
			$7,217,154
Construction – 0.8%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$610,000	$618,998
Empire Communities Corp., 9.75%, 5/01/2029 (n)		412,000	425,363
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		173,000	169,178
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		508,000	475,700
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		634,000	603,585
			$2,292,824
Consumer Products – 1.5%
Acushnet Co., 7.375%, 10/15/2028 (n)		$407,000	$424,384
Amer Sports Co., 6.75%, 2/16/2031 (n)		711,000	707,231
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		338,000	312,065

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	490,000	$469,251
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		$876,000	899,506
Kenvue, Inc., 5.05%, 3/22/2053		459,000	443,634
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		842,000	823,205
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		293,000	258,308
			$4,337,584
Consumer Services – 2.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$917,000	$916,226
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	348,518
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		573,000	474,501
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		155,000	155,308
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		907,000	824,668
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		733,000	737,629
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		383,000	372,454
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		601,000	573,320
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		421,000	289,386
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		425,000	284,569
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		353,000	300,120
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		810,000	733,968
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		152,000	156,481
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		538,000	529,452
			$6,696,600
Containers – 1.3%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$224,000	$56,560
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		725,000	645,727
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		962,000	863,267
Crown Americas LLC, 5.25%, 4/01/2030		331,000	324,176
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		539,000	521,133
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		349,000	343,662
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	333,000	364,534
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$611,000	599,819
			$3,718,878
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$461,000	$465,908
Electronics – 0.8%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$206,000	$205,520
Entegris, Inc., 4.375%, 4/15/2028 (n)		379,000	359,796
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	441,733
Intel Corp., 5.7%, 2/10/2053		364,000	367,067
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		188,000	174,138
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		85,000	84,535
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		390,000	384,910
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		167,000	155,176
			$2,172,875
Emerging Market Quasi-Sovereign – 6.3%
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		$503,000	$513,836
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		944,000	975,548
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		694,000	715,583
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	667,000	728,617
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		$425,000	425,531
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		534,000	519,847
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,037,535
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	640,000	619,913
Export-Import Bank of India, 3.375%, 8/05/2026		$1,366,000	1,325,430

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		$416,000	$425,342
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	610,620
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	697,984
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	968,921
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		490,000	493,523
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		764,000	774,785
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		285,000	297,024
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	364,608
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	461,785
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	872,485
Petroleos Mexicanos, 6.7%, 2/16/2032		499,000	425,447
Petroleos Mexicanos, 6.75%, 9/21/2047		634,000	429,025
Qatar Petroleum, 3.125%, 7/12/2041		355,000	268,700
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	517,829
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		422,000	424,102
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		410,000	402,046
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		767,000	773,520
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,191,292
Uzbek Industrial and Construction Bank ATB, 8.95%, 7/24/2029 (n)		388,000	382,180
			$17,643,058
Emerging Market Sovereign – 8.8%
Arab Republic of Egypt, 6.588%, 2/21/2028		$487,000	$449,258
Arab Republic of Egypt, 7.903%, 2/21/2048		920,000	662,078
Dominican Republic, 5.5%, 2/22/2029 (n)		747,000	732,839
Dominican Republic, 5.875%, 1/30/2060 (n)		2,006,000	1,733,619
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	781,551
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	367,693
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	29,700,000	685,385
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	249,132
Republic of Albania, 5.9%, 6/09/2028	EUR	620,000	690,444
Republic of Angola, 8.25%, 5/09/2028		$491,000	465,122
Republic of Angola, 9.375%, 5/08/2048		400,000	336,000
Republic of Argentina, 4.125%, 7/09/2035		1,047,289	437,129
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	684,882
Republic of Chile, 3.1%, 1/22/2061		$672,000	424,100
Republic of Costa Rica, 7.3%, 11/13/2054		391,000	416,916
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,148,132
Republic of Guatemala, 6.05%, 8/06/2031 (n)(w)		$420,000	419,748
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	516,366
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	961,769
Republic of Korea, 1.375%, 6/10/2030	KRW	8,300,000,000	5,487,789
Republic of Paraguay, 5.6%, 3/13/2048		$1,049,000	958,972
Republic of Philippines, 3.556%, 9/29/2032		327,000	296,407
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	1,200,000	1,065,999
Republic of Romania, 5.625%, 2/22/2036		349,000	372,223
Republic of Serbia, 1.65%, 3/03/2033		115,000	94,912
Republic of Serbia, 6%, 6/12/2034 (n)		$461,000	459,248
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	456,000	352,585
Republic of Turkey, 4.75%, 1/26/2026		$521,000	511,231
Sultanate of Oman, 6%, 8/01/2029		750,000	770,924
Sultanate of Oman, 7%, 1/25/2051		600,000	643,576
United Mexican States, 4.75%, 4/27/2032		736,000	693,750
United Mexican States, 4.875%, 5/19/2033		441,000	414,284
United Mexican States, 3.771%, 5/24/2061		753,000	472,962
			$24,757,025

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 3.9%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$443,000	$465,111
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		177,000	191,179
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		390,000	419,397
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		951,000	921,404
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		575,000	577,386
Diamondback Energy, Inc., 5.75%, 4/18/2054		498,000	492,940
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		459,000	481,855
Matador Resources Co., 6.875%, 4/15/2028 (n)		580,000	591,453
Matador Resources Co., 6.5%, 4/15/2032 (n)		203,000	204,038
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	492,657
Occidental Petroleum Corp., 6.45%, 9/15/2036		490,000	523,411
Occidental Petroleum Corp., 6.05%, 10/01/2054		164,000	164,880
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		115,000	116,430
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		749,000	744,472
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		333,000	344,783
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)(w)		166,000	167,249
Pioneer Natural Resources Co., 2.15%, 1/15/2031		410,000	352,318
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		547,000	594,580
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		659,000	689,536
SM Energy Co., 6.5%, 7/15/2028		381,000	380,099
SM Energy Co., 7%, 8/01/2032 (n)		253,000	255,743
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	404,410
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	982,277
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		424,000	431,278
			$10,988,886
Energy - Integrated – 0.7%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$336,000	$332,785
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	340,000	389,005
BP Capital Markets B.V., 0.933%, 12/04/2040		190,000	133,160
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$527,000	549,119
Eni S.p.A., 3.875%, 1/15/2034	EUR	270,000	297,295
Exxon Mobil Corp., 1.408%, 6/26/2039		450,000	360,856
			$2,062,220
Engineering - Construction – 0.1%
John Deere Bank S.A., 3.3%, 10/15/2029	EUR	240,000	$261,608
Entertainment – 2.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$511,000	$515,944
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		915,000	910,438
Carnival Corp. PLC, 4%, 8/01/2028 (n)		332,000	314,125
Carnival Corp. PLC, 6%, 5/01/2029 (n)		334,000	333,188
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	235,000	262,912
Cinemark USA, Inc., 7%, 8/01/2032 (n)		$305,000	310,413
Merlin Entertainments, 7.375%, 2/15/2031 (n)		637,000	659,827
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		576,000	573,425
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		430,000	427,477
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		406,000	404,456
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		403,000	383,877
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		660,000	677,712
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		210,000	208,740
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		557,000	549,617
			$6,532,151

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 4.5%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$626,867	$576,285
Ayvens S.A., 3.875%, 7/16/2029	EUR	300,000	329,102
Citycon Oyj, 3.625% to 9/10/2026, FLR (EUR ICE Swap Rate - 5yr. + 4.179%) to 9/10/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.429%) to 9/10/2046, FLR (EUR ICE Swap Rate - 5yr. + 5.179%) to 9/10/2172		650,000	462,527
Citycon Treasury B.V., 6.5%, 3/08/2029		135,000	148,524
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$320,000	272,598
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		627,000	669,101
CTP N.V., 4.75%, 2/05/2030	EUR	410,000	458,260
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		$496,000	522,635
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		518,000	518,572
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		198,000	199,418
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		574,000	562,753
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		383,000	405,982
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		204,000	210,389
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,154,594	1,134,592
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028	EUR	530,000	487,554
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		$808,000	847,742
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		670,000	709,435
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		95,000	97,498
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		116,000	122,731
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		236,000	244,920
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		226,000	230,138
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		889,000	882,378
OneMain Finance Corp., 7.125%, 3/15/2026		680,000	691,637
OneMain Finance Corp., 5.375%, 11/15/2029		362,000	347,873
OneMain Finance Corp., 7.5%, 5/15/2031		351,000	360,923
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026	EUR	650,000	544,339
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		1,160,000	415,698
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/30, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/45, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172 (a)		160,000	57,524
VGP N.V., 1.5%, 4/08/2029		300,000	282,649
			$12,793,777
Food & Beverages – 4.1%
Anheuser-Busch InBev S.A/N.V., 3.95%, 3/22/2044	EUR	280,000	$306,912
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$367,000	343,145
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	340,506
B&G Foods, Inc., 8%, 9/15/2028 (n)		599,000	610,772
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	503,921
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		325,000	324,812
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		691,000	663,128
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		353,000	365,870
Constellation Brands, Inc., 2.25%, 8/01/2031		290,000	243,858
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		421,000	439,178
Heineken N.V., 3.812%, 7/04/2036	EUR	350,000	385,443
JBS USA Food Co., 6.5%, 12/01/2052		$241,000	243,307
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		439,000	397,619
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,000,000	873,885
Kraft Heinz Foods Co., 4.375%, 6/01/2046		549,000	461,166
Performance Food Group Co., 5.5%, 10/15/2027 (n)		690,000	680,789
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	400,000	433,754
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		$433,000	428,715
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		901,000	839,387
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		895,000	833,452
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		360,000	318,420
TreeHouse Foods, Inc., 4%, 9/01/2028		406,000	366,293
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		863,000	826,359
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		190,000	173,570

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		$263,000	$232,557
			$11,636,818
Gaming & Lodging – 3.3%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$583,000	$601,408
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		439,000	448,421
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		541,000	540,214
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,025,000	1,004,992
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	200,000	221,353
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$200,000	203,614
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,066,000	1,030,663
Las Vegas Sands Corp., 6.2%, 8/15/2034		583,000	589,704
Marriott International, Inc., 2.85%, 4/15/2031		543,000	475,945
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		217,000	215,909
Sands China Ltd., 4.375%, 6/18/2030		520,000	482,072
Studio City Finance Ltd., 5%, 1/15/2029 (n)		304,000	270,849
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		920,000	868,057
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		680,000	648,967
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		850,000	805,055
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		645,000	620,891
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		253,000	263,743
			$9,291,857
Industrial – 1.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$210,000	$207,462
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		640,000	648,442
APi Escrow Corp., 4.75%, 10/15/2029 (n)		899,000	855,421
Arcadis N.V., 4.875%, 2/28/2028	EUR	358,000	402,212
Artera Services LLC, 8.5%, 2/15/2031 (n)		$424,000	434,713
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	605,373
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		785,000	747,004
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)		255,000	259,664
			$4,160,291
Insurance – 0.7%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$337,572
CNP Assurances SACA, 4.875% to 7/16/2034, FLR (EURIBOR - 3mo. + 3.374%) to 7/16/2054	EUR	200,000	221,320
Corebridge Financial, Inc., 4.35%, 4/05/2042		$636,000	541,416
Lincoln National Corp., 5.852%, 3/15/2034		496,000	510,440
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		460,000	478,207
			$2,088,955
Insurance - Health – 0.8%
Bupa Finance PLC, 4% to 3/24/2032, FLR (GBP Government Yield - 5yr. + 3.17%) to 3/24/2172	GBP	1,010,000	$954,318
Elevance Health, Inc., 5.375%, 6/15/2034		$462,000	473,977
UnitedHealth Group, Inc., 5.15%, 7/15/2034		573,000	581,734
UnitedHealth Group, Inc., 4.625%, 7/15/2035		294,000	287,341
			$2,297,370
Insurance - Property & Casualty – 3.6%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$308,000	$313,245
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		100,000	94,245
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		441,000	437,691
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		613,000	586,982
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		400,000	407,213
American International Group, Inc., 5.125%, 3/27/2033		505,000	509,234
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		559,000	527,086
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		615,000	623,743
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		260,000	282,144

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		$309,000	$349,483
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		455,000	433,414
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		715,000	737,261
Brown & Brown, Inc., 5.65%, 6/11/2034		350,000	354,345
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	790,000	570,689
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$402,000	413,493
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		397,000	398,290
Hub International Ltd., 5.625%, 12/01/2029 (n)		255,000	244,848
Hub International Ltd., 7.25%, 6/15/2030 (n)		760,000	783,848
Hub International Ltd., 7.375%, 1/31/2032 (n)		325,000	334,066
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		925,000	949,152
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	379,043
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$289,000	292,645
			$10,022,160
International Market Quasi-Sovereign – 1.5%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038	EUR	100,000	$108,972
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		215,000	244,140
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		440,000	482,518
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		305,000	301,194
La Banque Postale (Republic of France), 3.5%, 6/13/2030		400,000	434,360
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 4.25%, 7/18/2029		130,000	142,094
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		400,000	381,693
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$475,000	495,118
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	520,000	577,503
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	357,607
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	270,000	265,414
Swisscom Finance, 3.5%, 11/29/2031		500,000	551,815
			$4,342,428
International Market Sovereign – 3.9%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	10,252,000	$6,386,939
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	202,720
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	711,994
Republic of Italy, 4.2%, 3/01/2034	EUR	3,207,000	3,642,808
			$10,944,461
Local Authorities – 0.2%
Province of Alberta, 1.65%, 6/01/2031	CAD	553,000	$354,474
Province of British Columbia, 2.95%, 6/18/2050		405,000	233,880
			$588,354
Machinery & Tools – 1.4%
AGCO Corp., 5.8%, 3/21/2034		$446,000	$454,286
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		308,000	316,341
CNH Industrial Capital LLC, 1.875%, 1/15/2026		237,000	226,679
CNH Industrial Capital LLC, 5.5%, 1/12/2029		435,000	446,452
CNH Industrial N.V., 3.75%, 6/11/2031	EUR	520,000	566,139
John Deere Capital Corp., 3.45%, 7/16/2032		430,000	471,479
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$1,011,000	1,063,070
Terex Corp., 5%, 5/15/2029 (n)		416,000	399,790
			$3,944,236
Major Banks – 5.3%
Banca Popolare Sondrio, 4.125%, 6/04/2030	EUR	210,000	$230,310
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$528,000	534,448
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		541,000	467,786
BPER Banca S.p.A., 4%, 5/22/2031	EUR	280,000	306,438
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	585,377

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		$545,000	$568,859
Credit Agricole S.A., 3.75% to 1/23/2030, FLR (EURIBOR - 3mo. + 1.1%) to 1/23/2031	EUR	400,000	437,493
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$361,000	336,006
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		271,000	263,551
ING Groep N.V., 4.375%, 8/15/2034	EUR	400,000	438,415
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		$343,000	344,554
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		343,000	353,700
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		639,000	532,524
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	310,000	340,971
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031		270,000	310,876
Lloyds Banking Group PLC, 3.875%, 5/14/2032		240,000	264,575
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$550,000	466,321
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		527,000	496,444
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		462,000	433,035
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		222,000	225,337
Morgan Stanley, 3.955% to 3/21/2034, FLR (EURIBOR - 3mo. + 1.242%) to 3/21/2035	EUR	420,000	461,834
National Bank of Greece S.A., 5.875% to 6/28/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.154%) to 6/28/2035		260,000	294,163
Nationwide Building Society, 3.828% to 7/24/2031, FLR (EURIBOR - 3mo. + 1.15%) to 7/24/2032		440,000	481,670
NatWest Group PLC, 1% to 8/05/2030, FLR (EURIBOR - 3mo. + 1.097%) to 8/05/2031 (w)		170,000	184,917
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	207,093
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		241,000	243,218
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		287,000	295,967
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	480,000	522,207
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$770,000	802,801
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		1,156,000	971,484
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	350,000	389,394
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$530,000	512,596
UniCredit S.p.A., 4.3%, 1/23/2031	EUR	520,000	578,103
UniCredit S.p.A., 4.2%, 6/11/2034		390,000	426,258
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$540,000	478,897
			$14,787,622
Medical & Health Technology & Services – 4.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$693,503
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		978,000	941,627
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		438,000	450,010
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	370,000	408,357
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$951,000	879,750
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		383,000	383,238
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		402,000	305,038
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,015,000	885,154
Concentra, Inc., 6.875%, 7/15/2032 (n)		405,000	417,278
Encompass Health Corp., 5.75%, 9/15/2025		105,000	104,859
Encompass Health Corp., 4.75%, 2/01/2030		643,000	612,958
Encompass Health Corp., 4.625%, 4/01/2031		202,000	188,184
HCA, Inc., 5.125%, 6/15/2039		235,000	224,060
ICON Investments Six DAC, 5.809%, 5/08/2027		470,000	479,451
ICON Investments Six DAC, 5.849%, 5/08/2029		200,000	206,830
IQVIA, Inc., 5%, 5/15/2027 (n)		965,000	947,208
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	411,568
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		260,000	283,352
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		322,000	361,398
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		411,000	436,187
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	207,947
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	210,454
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		462,000	477,129
Tenet Healthcare Corp., 6.125%, 10/01/2028		411,000	412,029
Tenet Healthcare Corp., 4.375%, 1/15/2030		393,000	368,663
Tenet Healthcare Corp., 6.125%, 6/15/2030		645,000	647,427

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	330,000	$251,183
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		$411,000	407,497
			$12,602,339
Medical Equipment – 0.9%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	340,000	$370,872
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$569,000	614,605
Medline Borrower LP, 3.875%, 4/01/2029 (n)		256,000	238,903
Medline Borrower LP, 5.25%, 10/01/2029 (n)		749,000	723,979
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		405,000	413,238
Medtronic, Inc., 4.15%, 10/15/2053	EUR	120,000	135,161
			$2,496,758
Metals & Mining – 2.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$378,437
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	800,000	881,090
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$571,000	513,326
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,572,000	1,420,865
Glencore Capital Finance DAC, 4.154%, 4/29/2031	EUR	670,000	736,711
Novelis Corp., 3.25%, 11/15/2026 (n)		$444,000	422,417
Novelis Corp., 4.75%, 1/30/2030 (n)		637,000	601,881
Novelis Corp., 3.875%, 8/15/2031 (n)		315,000	276,722
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		367,032	267,933
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		422,000	432,701
Vale Overseas Ltd., 6.4%, 6/28/2054		285,000	284,581
			$6,216,664
Midstream – 5.2%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$283,000	$295,972
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		411,000	445,330
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		571,000	533,776
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		769,000	708,993
Enbridge, Inc., 5.7%, 3/08/2033		218,000	225,091
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		369,000	403,563
Energy Transfer LP, 5.95%, 5/15/2054		309,000	305,133
EQM Midstream Partners LP, 5.5%, 7/15/2028		866,000	861,699
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		204,000	208,248
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		427,081	370,329
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		730,000	722,619
NuStar Logistics LP, 6.375%, 10/01/2030		613,000	625,615
Peru LNG, 5.375%, 3/22/2030		1,047,000	921,549
Plains All American Pipeline LP, 5.7%, 9/15/2034		678,000	688,410
Prairie Acquiror LP, 9%, 8/01/2029 (n)		256,000	263,958
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		254,000	249,828
Sunoco LP, 7.25%, 5/01/2032 (n)		612,000	636,206
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		849,000	819,158
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		305,000	309,001
Targa Resources Corp., 4.2%, 2/01/2033		201,000	184,888
Targa Resources Corp., 4.95%, 4/15/2052		325,000	284,657
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		549,000	507,595
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		218,000	223,886
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		893,000	811,781
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		674,000	701,929
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		739,000	822,130
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		254,000	256,653
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		790,000	830,185
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	519,000	379,669
			$14,597,851

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		$475,000	$431,370
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	504,059
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		365,000	382,383
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	198,643
			$1,516,455
Natural Gas - Distribution – 0.2%
ENGIE S.A., 3.875%, 3/06/2036	EUR	200,000	$220,520
ENGIE S.A., 4.25%, 1/11/2043		200,000	220,157
			$440,677
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	570,000	$640,994
APA Infrastructure Ltd., 2.5%, 3/15/2036		740,000	697,970
			$1,338,964
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		$854,000	$856,234
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	233,000	259,416
TDC Net A/S, 5.186%, 8/02/2029		150,000	168,641
			$1,284,291
Oil Services – 0.5%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$310,000	$315,642
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		507,000	517,241
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		601,000	611,625
			$1,444,508
Oils – 0.2%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$402,000	$416,078
Other Banks & Diversified Financials – 2.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	$653,643
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		400,000	409,968
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	200,000	220,943
BPCE S.A., 4.5%, 3/15/2025 (n)		$544,000	538,974
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		750,000	619,271
Commerzbank AG, 4.625%, 1/17/2031	EUR	100,000	112,731
Commerzbank AG, 4% to 7/16/2031, FLR (EURIBOR - 3mo. + 1.25%) to 7/16/2032		300,000	327,646
Commerzbank AG, 4.875% to 10/16/2029, FLR (EUR ICE Swap Rate - 5yr. + 2.15%) to 10/16/2034		300,000	329,623
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		300,000	329,290
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	397,730
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	321,718
Deutsche Bank AG, 8.125% to 4/30/2030, FLR (EUR ICE Swap Rate - 5yr. + 5.261%) to 4/30/2173		200,000	220,534
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$529,000	582,650
KBC Group N.V., 3.75%, 3/27/2032	EUR	400,000	440,154
KBC Group N.V., 6.151% to 3/19/2029, FLR (GBP Government Yield - 5yr. + 2.25%) to 3/19/2034	GBP	200,000	261,549
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$180,000	175,991
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		166,000	170,323
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		426,000	450,120
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		359,000	353,299
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		239,000	242,683
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		286,000	292,413
			$7,451,253
Pharmaceuticals – 1.0%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$254,000	$240,807
AbbVie, Inc., 5.35%, 3/15/2044		226,000	229,699
AbbVie, Inc., 5.4%, 3/15/2054		282,000	285,684

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		$240,000	$184,824
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		214,000	108,070
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)		200,000	209,429
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		188,000	191,340
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		230,000	233,018
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		380,000	357,018
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		515,000	473,953
Roche Finance Europe B.V., 3.564%, 5/03/2044	EUR	230,000	253,365
			$2,767,207
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$641,000	$602,535
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	166,397
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		162,000	166,587
Stericycle, Inc., 3.875%, 1/15/2029 (n)		530,000	503,899
Waste Management, Inc., 4.625%, 2/15/2033		366,000	361,843
			$1,801,261
Precious Metals & Minerals – 0.7%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$203,000	$189,675
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		624,000	606,954
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		720,000	692,238
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		459,000	473,325
			$1,962,192
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$417,000	$417,075
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$287,000	$294,643
Real Estate - Office – 0.5%
Alexandrite Monnet UK Holdco PLC, 10.5%, 5/15/2029	EUR	520,000	$585,357
Boston Properties LP, REIT, 3.65%, 2/01/2026		$363,000	352,950
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		245,000	233,665
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	171,270
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		208,000	176,093
			$1,519,335
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031		$630,000	$545,688
Lexington Realty Trust Co., 2.7%, 9/15/2030		249,000	215,532
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		508,000	480,012
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		851,000	878,675
XHR LP, REIT, 4.875%, 6/01/2029 (n)		637,000	601,086
			$2,720,993
Real Estate - Retail – 0.3%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$316,000	$269,286
STORE Capital Corp., REIT, 2.7%, 12/01/2031		371,000	305,398
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		400,000	376,372
			$951,056
Restaurants – 0.4%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$301,000	$304,074
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		358,000	319,327
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		510,000	452,511
			$1,075,912

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 1.4%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	130,000	$141,828
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$480,000	448,520
Home Depot, Inc., 4.85%, 6/25/2031		111,000	112,543
Home Depot, Inc., 4.875%, 2/15/2044		129,000	122,697
Home Depot, Inc., 3.625%, 4/15/2052		379,000	288,284
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		598,000	584,071
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	310,000	262,527
Parkland Corp., 4.625%, 5/01/2030 (n)		$926,000	860,923
Penske Automotive Group Co., 3.75%, 6/15/2029		761,000	695,186
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		374,000	310,252
			$3,826,831
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$356,000	$323,039
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		320,000	253,795
International Flavors & Fragrances, Inc., 5%, 9/26/2048		201,000	177,639
			$754,473
Specialty Stores – 0.6%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$642,000	$464,859
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		342,000	252,988
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		371,000	213,246
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		815,000	791,016
			$1,722,109
Supermarkets – 0.3%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$681,000	$698,890
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	200,000	252,770
			$951,660
Supranational – 0.6%
European Union, 1.625%, 12/04/2029	EUR	1,720,000	$1,765,695
Telecommunications - Wireless – 2.3%
Altice France S.A., 5.5%, 1/15/2028 (n)		$483,000	$353,605
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	140,259
American Tower Corp., 3.9%, 5/16/2030	EUR	230,000	253,273
American Tower Corp., 5.45%, 2/15/2034		$464,000	473,106
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		625,000	549,022
SBA Communications Corp., 3.875%, 2/15/2027		512,000	492,953
SBA Communications Corp., 3.125%, 2/01/2029		938,000	849,226
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	889,009
T-Mobile USA, Inc., 3.875%, 4/15/2030		181,000	172,613
T-Mobile USA, Inc., 5.75%, 1/15/2034		164,000	172,414
Vodafone Group PLC, 5.625%, 2/10/2053		360,000	353,665
Vodafone International Finance DAC, 3.375%, 8/01/2033 (w)	EUR	350,000	378,541
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		100,000	110,254
Zegona Finance PLC, 6.75%, 7/15/2029		651,000	717,755
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$531,000	541,686
			$6,447,381
Telephone Services – 0.2%
TELUS Corp., 2.85%, 11/13/2031	CAD	912,000	$592,323
Tobacco – 0.5%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	800,000	$865,140
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$445,000	449,224
			$1,314,364

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.3%
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033	EUR	170,000	$196,474
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		280,000	317,152
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		617,000	656,394
CMA CGM, 5.5%, 7/15/2029		255,000	282,932
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$306,000	311,640
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		224,000	234,999
GXO Logistics, Inc., 6.25%, 5/06/2029		82,000	85,038
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	300,000	389,347
Transurban Finance Co Pty Ltd., 3.974%, 3/12/2036	EUR	200,000	218,861
Triton International Ltd., 3.15%, 6/15/2031 (n)		$486,000	414,074
United Parcel Service, 5.05%, 3/03/2053		538,000	512,221
			$3,619,132
Trucking – 0.1%
PostNL N.V., 4.75%, 6/12/2031	EUR	140,000	$154,501
U.S. Treasury Obligations – 7.1%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$8,032,000	$6,050,669
U.S. Treasury Bonds, 4.375%, 8/15/2043		584,000	581,148
U.S. Treasury Bonds, 4.625%, 5/15/2044		88,000	90,379
U.S. Treasury Bonds, 3.625%, 5/15/2053		82,000	72,058
U.S. Treasury Notes, 4.625%, 6/30/2026		5,500,000	5,532,012
U.S. Treasury Notes, 4.125%, 8/31/2030 (f)		7,045,000	7,105,543
U.S. Treasury Notes, 4.375%, 5/15/2034		500,000	512,812
			$19,944,621
Utilities - Electric Power – 5.9%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$720,000	$631,727
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		157,000	157,383
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	73,413
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		94,000	91,083
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	67,959
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	512,400
Bruce Power LP, 4.7%, 6/21/2031		238,000	175,670
Calpine Corp., 4.5%, 2/15/2028 (n)		$911,000	872,690
Calpine Corp., 5.125%, 3/15/2028 (n)		442,000	428,085
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		442,000	424,295
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,184,000	1,048,643
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		146,000	127,316
Duke Energy Corp., 3.75%, 4/01/2031	EUR	430,000	464,516
Duke Energy Florida LLC, 6.2%, 11/15/2053		$366,000	399,672
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	550,000	738,662
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$484,000	407,533
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	320,000	350,337
Enel Finance International N.V., 4.5%, 2/20/2043		230,000	260,766
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$200,000	204,000
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	474,000	542,555
EPH Financing International A.S., 5.875%, 11/30/2029		607,000	673,362
Eversource Energy, 5.5%, 1/01/2034		$405,000	408,068
Georgia Power Co., 4.95%, 5/17/2033		404,000	404,046
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	158,076
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	889,275
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		448,000	441,279
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		107,000	106,331
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		748,000	716,246
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		272,000	282,535
Oncor Electric Delivery, 3.5%, 5/15/2031	EUR	300,000	327,091
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$266,000	276,569
Pacific Gas & Electric Co., 6.4%, 6/15/2033		218,000	230,673

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PG&E Corp., 5.25%, 7/01/2030		$408,000	$394,248
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		512,000	503,023
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		672,597	680,355
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		565,000	563,415
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		673,000	648,546
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		541,000	502,299
Xcel Energy, Inc., 4.6%, 6/01/2032		237,000	228,359
Xcel Energy, Inc., 5.5%, 3/15/2034		184,000	186,335
			$16,598,836
Utilities - Gas – 0.7%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	560,000	$568,242
EP Infrastructure A.S., 2.045%, 10/09/2028		1,160,000	1,114,176
EP Infrastructure A.S., 1.816%, 3/02/2031		168,000	149,071
			$1,831,489
Utilities - Other – 0.2%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$448,000	$472,577
Total Bonds			$364,458,307
Exchange-Traded Funds – 0.6%
Special Products & Services – 0.6%
iShares iBoxx $ High Yield Corporate Bond ETF		21,600	$1,696,464
Common Stocks – 0.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		5,426	$199,406
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		520	$118,336
Total Common Stocks			$317,742
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	7,000	$2,475

Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.39% (v)	3,977,672	$3,978,069

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas S.A.	$ 6,434,095	EUR 5,450,000	$8,817
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	6,434,095	5,450,000	8,817
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Merrill Lynch International	7,012,574	5,940,000	9,609
Total Purchased Options					$27,243
Other Assets, Less Liabilities – (31.6)%	(88,982,271)
Net Assets – 100.0%	$281,498,029
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,978,069 and $366,502,231, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,956,682, representing 69.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

Portfolio of Investments (unaudited) – continued
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
UYU	Uruguayan Peso
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	390,729	USD	441,067	Citibank N.A.	10/18/2024	$7,985
COP	2,844,721,871	USD	691,842	Goldman Sachs International	10/15/2024	2,969
EUR	1,322,647	USD	1,435,922	HSBC Bank	10/18/2024	685
GBP	299,154	USD	383,891	HSBC Bank	10/18/2024	916
GBP	1,184,819	USD	1,521,169	JPMorgan Chase Bank N.A.	10/18/2024	2,887
GBP	138,861	USD	178,441	State Street Bank Corp.	10/18/2024	179
IDR	199,289,571	USD	12,213	Citibank N.A.	8/05/2024	43
JPY	98,742,568	USD	630,170	Merrill Lynch International	10/18/2024	36,428
JPY	107,999,850	USD	712,627	State Street Bank Corp.	10/18/2024	16,466
KRW	7,270,218,133	USD	5,252,137	JPMorgan Chase Bank N.A.	8/06/2024	29,889
PEN	140,575	USD	37,412	Goldman Sachs International	10/25/2024	183
USD	6,521,909	AUD	9,599,838	State Street Bank Corp.	10/18/2024	232,594
USD	381,977	CAD	519,000	HSBC Bank	10/18/2024	5,218
USD	5,769,254	CAD	7,870,532	State Street Bank Corp.	10/18/2024	55,775
USD	1,396,740	CZK	32,487,048	Citibank N.A.	10/18/2024	10,150
USD	324,710	EUR	298,833	Citibank N.A.	10/18/2024	128
USD	237,464	EUR	217,773	Goldman Sachs International	10/18/2024	928
USD	732,742	EUR	669,041	HSBC Bank	10/18/2024	6,055
USD	217,466	EUR	199,922	JPMorgan Chase Bank N.A.	10/18/2024	318
USD	59,355,400	EUR	54,309,052	State Street Bank Corp.	10/18/2024	366,968
USD	71,008	GBP	55,130	Deutsche Bank AG	10/18/2024	94
USD	6,336,623	GBP	4,875,968	Merrill Lynch International	10/18/2024	64,574
USD	89,923	NZD	148,817	Deutsche Bank AG	10/18/2024	1,350
USD	2,863,761	SEK	30,050,417	State Street Bank Corp.	10/18/2024	46,502
						$889,284
Liability Derivatives
AUD	2,079,861	USD	1,415,218	JPMorgan Chase Bank N.A.	10/18/2024	$(52,601)
AUD	2,107,951	USD	1,432,093	State Street Bank Corp.	10/18/2024	(51,074)
CAD	509,183	USD	373,241	State Street Bank Corp.	10/18/2024	(3,609)
EUR	629,562	USD	685,797	Citibank N.A.	10/18/2024	(1,991)
EUR	1,630,791	USD	1,781,193	HSBC Bank	10/18/2024	(9,889)
EUR	328,283	USD	359,489	JPMorgan Chase Bank N.A.	10/18/2024	(2,920)
EUR	864,521	USD	942,152	NatWest Markets PLC	10/18/2024	(3,143)
EUR	676,365	USD	735,691	State Street Bank Corp.	10/18/2024	(1,049)
GBP	95,841	USD	123,978	HSBC Bank	10/18/2024	(696)
IDR	22,342,580,638	USD	1,401,369	Citibank N.A.	8/06/2024	(27,438)
IDR	11,119,782,482	USD	695,691	Morgan Stanley Capital Services, Inc.	8/06/2024	(11,893)
MXN	11,760,818	USD	650,088	Merrill Lynch International	10/18/2024	(26,358)
NOK	59,709,358	USD	5,573,973	State Street Bank Corp.	10/18/2024	(92,146)
NZD	153,817	USD	92,943	NatWest Markets PLC	10/18/2024	(1,393)
SEK	590,731	USD	56,290	Barclays Bank PLC	10/18/2024	(908)
USD	1,406,167	CAD	1,943,163	HSBC Bank	10/18/2024	(4,439)
USD	455,311	CHF	403,250	JPMorgan Chase Bank N.A.	10/18/2024	(8,130)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	2,808,631	CNH	20,279,721	Citibank N.A.	10/18/2024	$(14,749)
USD	565,963	CNH	4,079,232	Merrill Lynch International	10/18/2024	(1,955)
USD	184,637	EUR	170,000	HSBC Bank	10/18/2024	(10)
USD	790,792	EUR	728,299	JPMorgan Chase Bank N.A.	10/18/2024	(259)
USD	377,876	EUR	347,917	State Street Bank Corp.	10/18/2024	(19)
USD	10,375	IDR	169,026,318	BNP Paribas S.A.	8/06/2024	(19)
USD	12,232	IDR	199,289,571	Citibank N.A.	8/05/2024	(23)
USD	2,030,515	IDR	33,293,336,802	Citibank N.A.	8/06/2024	(16,819)
USD	624,694	JPY	97,884,384	Merrill Lynch International	10/18/2024	(36,112)
USD	5,255,934	KRW	7,270,218,133	Barclays Bank PLC	8/06/2024	(26,092)
USD	5,278,449	KRW	7,270,218,133	JPMorgan Chase Bank N.A.	11/01/2024	(30,658)
USD	632,328	MXN	12,013,120	Merrill Lynch International	10/18/2024	(4,783)
						$(431,175)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	46	$5,555,937	September – 2024	$174,124
U.S. Treasury Note 2 yr	Long	USD	58	11,911,297	September – 2024	90,433
						$264,557
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	35	$4,451,132	September – 2024	$(67,502)
Euro-Bund 10 yr	Short	EUR	91	13,170,364	September – 2024	(303,535)
Euro-Buxl 30 yr	Short	EUR	3	437,467	September – 2024	(17,208)
Euro-Schatz 2 yr	Short	EUR	218	25,026,326	September – 2024	(216,360)
Long Gilt 10 yr	Short	GBP	17	2,168,389	September – 2024	(55,130)
U.S. Treasury Note 10 yr	Short	USD	48	5,367,000	September – 2024	(132,176)
U.S. Treasury Note 5 yr	Short	USD	159	17,154,609	September – 2024	(322,210)
U.S. Treasury Ultra Bond 30 yr	Short	USD	6	767,812	September – 2024	(22,945)
U.S. Treasury Ultra Note 10 yr	Short	USD	38	4,391,969	September – 2024	(127,787)
						$(1,264,853)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	560,000	Barclays Bank PLC	5.00% / Quarterly	1	$31,591	$64,105	$95,696
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a

Portfolio of Investments (unaudited) – continued
rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2024, the fund had cash collateral of $40,000 and other liquid securities with an aggregate value of $1,256,262 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,696,464	$—	$118,336	$1,814,800
Luxembourg	—	199,406	—	199,406
United Kingdom	—	2,475	—	2,475
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	19,944,621	—	19,944,621
Non - U.S. Sovereign Debt	—	59,452,667	—	59,452,667
Municipal Bonds	—	1,516,455	—	1,516,455
U.S. Corporate Bonds	—	179,361,642	—	179,361,642
Residential Mortgage-Backed Securities	—	625,662	—	625,662
Commercial Mortgage-Backed Securities	—	4,374,649	—	4,374,649
Asset-Backed Securities (including CDOs)	—	5,453,320	—	5,453,320
Foreign Bonds	—	93,756,534	—	93,756,534
Mutual Funds	3,978,069	—	—	3,978,069
Total	$5,674,533	$364,687,431	$118,336	$370,480,300
Other Financial Instruments
Futures Contracts – Assets	$264,557	$—	$—	$264,557
Futures Contracts – Liabilities	(1,264,853)	—	—	(1,264,853)
Forward Foreign Currency Exchange Contracts – Assets	—	889,284	—	889,284
Forward Foreign Currency Exchange Contracts – Liabilities	—	(431,175)	—	(431,175)
Swap Agreements – Assets	—	95,696	—	95,696
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/23	$185,208
Change in unrealized appreciation or depreciation	(66,872)
Balance as of 7/31/24	$118,336
At July 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,745,282	$113,995,540	$115,761,768	$(1,407)	$422	$3,978,069
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$267,668	$—